Equity-Based Compensation Plan (Tables)	12 Months Ended
Dec. 31, 2016
Phantom Units [Member]
Equity Transactions And Share Based Compensation [Line Items]
Summary of Unit Award Activity
The following is a summary of phantom unit award activity of MPLX LP common limited partner units in 2016:

	Phantom Units
	Number of Units	Weighted Average Fair Value	Aggregate Intrinsic Value (In millions)
Outstanding at December 31, 2015	1,031,219	$35.49
Granted	458,727	29.42
Settled	(166,576)	38.12
Forfeited	(149,959)	32.72
Outstanding at December 31, 2016	1,173,411	33.09
Vested and expected to vest at December 31, 2016	1,157,676	33.12	$40
Convertible at December 31, 2016	494,189	34.11	$17

Schedule of Share-based Compensation Arrangement by Share-based Payment Award, Restricted Stock Units, Vested and Expected to Vest
The following is a summary of the values related to phantom units held by officers and non-employee directors:

	Phantom Units
	Intrinsic Value of Units Issued During the Period (in millions)	Weighted Average Grant Date Fair Value of Units Granted During the Period
2016	$5	$29.42
2015	3	35.00
2014	1	49.56

Performance Shares [Member]
Equity Transactions And Share Based Compensation [Line Items]
Summary of Unit Award Activity
The following is a summary of activity of performance unit awards paying out in MPLX LP common limited partner units in 2016:

	Performance Units
	Number of Units	Weighted Average Fair Value
Outstanding at December 31, 2015	1,521,392	$1.00
Granted	789,375	0.63
Settled	(458,011)	0.79
Forfeited	(53,507)	1.06
Outstanding at December 31, 2016	1,799,249	0.89

Schedule of Share-based Compensation, Performance Unit Awards, Valuation Assumptions
The following table provides a summary of the weighted average inputs used for these assumptions:

	2016	2015	2014
Risk-free interest rate	0.96%	0.95%	0.63%
Look-back period	2.83 years	2.84 years	2.84 years
Expected volatility	47.59%	30.12%	17.17%
Grant date fair value of performance units granted	$0.63	$1.03	$1.16